Expense Example, No Redemption - First Trust WCM Focused Global Growth Fund	Dec. 31, 2024 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 478
Expense Example, No Redemption, 3 Years	748
Expense Example, No Redemption, 5 Years	1,038
Expense Example, No Redemption, 10 Years	1,863
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	208
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,103
Expense Example, No Redemption, 10 Years	2,379
Investor Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	132
Expense Example, No Redemption, 3 Years	418
Expense Example, No Redemption, 5 Years	730
Expense Example, No Redemption, 10 Years	1,615
Institutional Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	105
Expense Example, No Redemption, 3 Years	333
Expense Example, No Redemption, 5 Years	586
Expense Example, No Redemption, 10 Years	$ 1,308